OTHER NON-CURRENT LIABILITY (Tables)	12 Months Ended
Dec. 31, 2021
OTHER NON-CURRENT LIABILITY
Summary of other non-current liability

	December 31,
	2020	2021
	RMB’000	RMB’000	US$’000

Consideration refund payable	62,255	62,255	9,769
Other noncurrent payable	13,638	4,428	695
Less: current portion	(23,118)	(35,544)	(5,578)

Total	52,775	31,139	4,886